GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLES [Abstract]
Other Intangible Assets, Net of Amortization
Intangible assets, net of amortization, at December 31 follows:

	2020		2019
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$7,610	$11,916	$6,590
Unamortized intangible assets - goodwill	$28,300		$28,300

Estimated Core Deposit Intangible Amortization	A summary of estimated core deposit intangible amortization at December 31, 2020, follows:
(In thousands)

2021	$970
2022	785
2023	547
2024	516
2025	487
2026 and thereafter	1,001
Total	$4,306